SEMI-ANNUAL REPORT
FOR
AUL AMERICAN UIT TRUYST
JUNE 30, 2000

American United Life Insurance Company

This report and the financial statements contained herein are for the general information of the Participants. The report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of AUL American Series Fund, Inc. and AUL American Unit Trust, which contains further information concerning the sales charge, expenses and other pertinent information.

A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.


To Participants in AUL American Unit Trust
Recent evidence suggests the growth rate of the U.S. economy is finally moderating as consumer spending and residential real estate activity slowed during the second quarter. Although second quarter GDP rose at a 5.2% annualized rate, many economists believe economic growth during the second half of this year will slow to a more moderate 3.5% to 4.0% rate, well within the Federal Reserve's estimate of the non-inflationary growth potential for our economy. Federal Reserve intervention is a primary factor contributing to this slowdown. Fearing that inflationary pressures were mounting, Fed officials raised the Federal Funds rate by 175 basis points during the past twelve months. The goal was orchestrate a "soft landing" by slowing growth just enough to cut off inflationary pressures while keeping unemployment stable.

During the first half of 2000, the equity market resembled a roller coaster ride as investors rotated repeatedly between "New Economy" stocks (primarily technology and growth companies) and "Old Economy" stocks (economically sensitive, value companies). The NASDAQ Composite, an index that is heavily weighted in technology companies, experienced extremely volatile returns during the first half of the year. Investors poured a great deal of money into technology stocks, pushing this index up 24% from the beginning of the year to its peak on March 10. The NASDAQ subsequently experienced a dramatic sell-off during April and May and although a recovery occurred in late May, this index still reported negative investment returns for the first six months of the year.

The S&P 500 and the Dow Jones Industrial Average, two other commonly quoted equity benchmarks, also experienced negative returns during the first half of the year.

Treasuries were the best performing sector of the bond market, outpacing corporate bonds and mortgage-backed securities by a wide margin. The huge federal government surplus has drastically reduced the supply of Treasuries. Government buy backs of existing long Treasury issues helped boost thirty-year Treasuries returns to 9.8% in the first half of the year, well ahead of the 4.0% return for the Lehman Aggregate Bond Index as well as the returns of major stock indices.

The late 1990s handsomely rewarded equity investors. Based on this experience, many investors now consider 20% annual returns to be "normal." Since major equity indices were still in negative territory for the first half of the year, the equity market may have trouble repeating this remarkable performance in the current year.

Signs of a slowing economy have raised the hopes of many bond investors that the Federal Reserve Bank has won the battle against inflation, eliminating the need for further short-term interest rate increases. The question remains, however, whether inflation has truly been suppressed given the low 4% unemployment rate in the U.S., higher energy prices, and mounting global economic strength.

In  closing,   American   United  Life   remains   committed   to  serving  your
investmentneeds. We appreciate your continued confidence and support.

/s/ R. Stephen Radcliffe
R. Stephen Radcliffe, FSA

Chairman of the Board of Directors and President
Indianapolis, Indiana
July 31, 2000
                                        1

(This page is intentionally blank.)

                            AUL American Unit Trust
                            STATEMENTS OF NET ASSETS
                                 June 30, 2000
                                  (unaudited)


                                              AUL American Series Fund

                                                                                   Tactical Asset
                         Equity        Money Market    Bond           Managed      Allocation

Assets:
  Investments at value   $ 34,054,203  $ 21,346,278    $ 12,799,414   $ 23,959,045 $  51,890



Net assets               $ 34,054,203  $ 21,346,278    $ 12,799,414   $ 23,959,045 $  51,890



Units outstanding          12,706,869    15,306,028       6,889,842     10,495,159    46,567



Accumulation unit value  $       2.68  $       1.39    $       1.86   $       2.28 $    1.11




                                           AUL American Series Fund                    Fidelity

                         Conservative     Moderate        Aggressive
                         Investor         Investor        Investor     High Income     Growth



Assets:
  Investments at value   $    210,794  $    362,645    $     228,758  $ 18,983,805 $ 177,582,108



Net assets               $    210,794  $    362,645    $     228,758  $ 18,983,805 $ 177,582,108



Units outstanding             192,391       329,708          203,487    11,834,070    43,722,249



Accumulation unit value  $       1.10  $       1.10    $        1.12  $       1.60 $        4.06


   The accompanying notes are an integral part of the financial statements.
                                       3

                            AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                 June 30, 2000
                                  (unaudited)


                                                                  Fidelity


                         Overseas      Asset Manager   Index 500      Equity-Income  Contrafund

Assets:
Investments at value     $  25,209,601 $  89,249,905   $  152,878,310 $  20,562,089  $ 56,551,244



Net assets               $  25,209,601 $  89,249,905   $  152,878,310 $  20,562,089  $ 56,551,244



Units outstanding           11,177,816    44,497,227       44,897,232    10,514,204    19,693,510



Accumulation unit value  $        2.26 $        2.01   $         3.41 $        1.96  $       2.87






                                     American
                                      Century                       Alger                  Calvert

                           VP Capital     American       American       American      Social Mid Cap
                          Appreciation     Growth        Balanced    Leveraged AllCap   Growth


Assets:
  Investments at value   $   8,912,794 $  99,359,529   $      8,578  $      10,005   $  7,242,154



Net assets               $   8,912,794 $  99,359,529   $      8,578  $      10,005   $  7,242,154



Units outstanding            4,156,318    28,577,977          8,884         11,845      2,945,272



Accumulation unit value  $        2.14 $        3.48   $       0.97  $        0.84   $       2.46



    The accompanying notes are an integral part of the financial statements.
                                       4

                            AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                 June 30, 2000
                                  (unaudited)


                         T. Rowe Price              PBHG                         Janus

                                                       Technology &     Worldwide     Flexible
                         Equity Income   Growth II     Communications     Growth        Income




Assets:
  Investments at value   $  39,255,684 $   7,828,472   $   8,468,188 $  62,589,058   $  5,424,217



Net assets               $  39,255,684 $   7,828,472   $   8,468,188 $  62,589,058   $  5,424,217



Units outstanding           19,921,198     2,942,245       1,637,215    26,173,033      4,587,621



Accumulation unit value  $        1.97 $        2.66   $        5.17 $        2.39   $       1.18




                                    SAFECO


                              Equity        Growth



Assets:
  Investments at value   $   6,028,632 $  12,936,840



Net assets               $   6,028,632 $  12,936,840



Units outstanding            4,043,170     8,683,596



Accumulation unit value  $        1.49 $        1.49



    The accompanying notes are an integral part of the financial statements.
                                       5

                            AUL American Unit Trust
                            STATEMENTS OF OPERATIONS
                     For the six months ended June 30, 2000
                                  (unaudited)


                                        AUL American Series Fund

                                                                                                     Tactical Asset
                                       Equity            Money Market       Bond         Managed      Allocation



Investment income:
  Dividend income                      $           -   $     575,466 $       38,764  $           -   $      1,173
  Mortality and expense charges              218,972         134,005         78,666        154,158            265

  Net investment income (loss)              (218,972)        441,461        (39,902)      (154,158)           908


Gain (loss) on investments:
  Net realized gain (loss)                  (512,956)              -       (323,997)       (16,529)          (308)
  Net change in unrealized
   appreciation (depreciation)            (1,003,156)          8,175        728,710       (100,548)        (1,137)

  Net gain (loss)                         (1,516,112)          8,175        404,713       (117,077)        (1,445)


Increase (decrease) in
  net assets from operations           $  (1,735,084)  $     449,636 $      364,811  $    (271,235)  $       (537)




                                           AUL American Series Fund                     Fidelity

                                        Conservative    Moderate      Aggressive
                                          Investor      Investor       Investor          High Income     Growth



Investment income:
  Dividend income                      $           -   $           - $            -  $   1,291,601   $ 16,996,862
  Mortality and expense charges                1,291           2,079          1,232        117,950      1,008,606

  Net investment income (loss)                (1,291)         (2,079)        (1,232)     1,173,651     15,988,256


Gain (loss) on investments:
  Net realized gain (loss)                    (1,483)            306           (756)      (298,036)     4,144,542
  Net change in unrealized
   appreciation (depreciation)                 2,195            (862)         1,136     (1,939,438)   (12,687,032)

  Net gain (loss)                                712            (556)           380     (2,237,474)    (8,542,490)


Increase (decrease) in
  net assets from operations           $        (579)  $      (2,635)$         (852) $  (1,063,823)  $   7,445,766


    The accompanying notes are an integral part of the financial statements.

                                       6

                            AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                     For the six months ended June 30, 2000
                                  (unaudited)

                                                                  Fidelity


                                          Overseas     Asset Manager    Index 500     Equity-Income    Contrafund


Investment income:
  Dividend income                      $   2,449,211   $   9,036,885 $    2,056,139  $    1,704,921  $  6,760,685
  Mortality and expense charges              151,455         531,019        889,340         125,620       334,503

  Net investment income (loss)             2,297,756       8,505,866      1,166,799       1,579,301     6,426,182


Gain (loss) on investments:
  Net realized gain (loss)                 1,805,155         262,821      1,573,412         244,412       226,122
  Net change in unrealized
   appreciation (depreciation)            (5,398,466)     (9,855,445)    (4,158,243)     (2,602,073)   (7,625,094)

  Net gain (loss)                         (3,593,311)     (9,592,624)    (2,584,831)     (2,357,661)   (7,398,972)


Increase (decrease) in
  net assets from operations           $  (1,295,555)  $  (1,086,758)$   (1,418,032) $     (778,360) $   (972,790)




                                            American
                                            Century                       Alger                         Calvert

                                           VP Capital     American       American       American        Social Mid Cap
                                          Appreciation     Growth        Balanced    Leveraged AllCap   Growth



Investment income:
  Dividend income                      $      191,132  $  12,323,830 $            -  $           -   $          -
  Mortality and expense charges                41,494        568,260              -              -         37,673

  Net investment income (loss)                149,638     11,755,570              -              -        (37,673)


Gain (loss) on investments:
  Net realized gain (loss)                    240,794      1,379,829              -              -         26,271
  Net change in unrealized
   appreciation (depreciation)                512,259    (10,606,557)            96         10,005        641,579

  Net gain (loss)                             753,053     (9,226,728)            96         10,005        667,850


Increase (decrease) in
  net assets from operations           $      902,691  $   2,528,842 $           96  $      10,005   $    630,177


    The accompanying notes are an integral part of the financial statements.
                                       7

                            AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                     For the six months ended June 30, 2000
                                  (unaudited)

                                        T. Rowe Price              PBHG                            Janus

                                                                      Technology &       Worldwide     Flexible
                                        Equity Income   Growth II     Communications     Growth        Income



Investment income:
  Dividend income                      $     1,051,526 $          -  $            -  $     890,757   $    145,310
  Mortality and expense charges                246,526       38,577          42,126        335,818         32,008

  Net investment income (loss)                 805,000      (38,577)        (42,126)       554,939        113,302


Gain (loss) on investments:
  Net realized gain (loss)                      14,392      802,152       2,159,055     10,242,595       (34,236)
  Net change in unrealized
   appreciation (depreciation)              (2,453,618)    (387,888)     (1,731,297)   (10,806,703)      (44,750)

  Net gain (loss)                           (2,439,226)     414,264         427,758       (564,108)      (78,986)


Increase (decrease) in
  net assets from operations           $    (1,634,226)$     375,687 $      385,632  $      (9,169)  $   (34,316)




                                             SAFECO


                                          Equity             Growth



Investment income:
  Dividend income                      $           -   $           -
  Mortality and expense charges               34,754          77,134

  Net investment income (loss)               (34,754)        (77,134)


Gain (loss) on investments:
  Net realized gain (loss)                    10,941        (124,143)
  Net change in unrealized
   appreciation (depreciation)              (166,605)        291,889

  Net gain (loss)                           (155,664)        167,746


Increase (decrease) in
  net assets from operations           $    (190,418)  $      90,612


    The accompanying notes are an integral part of the financial statements.
                                       8

                            AUL American Unit Trust
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                        AUL American Series Fund



                                                    Equity                    Money Market                  Bond


                                          Six months        Year       Six months           Year      Six months      Year
                                        ended 6/30/00      ended     ended 6/30/00          ended    ended 6/30/00    ended
                                          (unaudited)    12/31/99     (unaudited)         12/31/99    (unaudited)   12/31/99


Increase in net assets from operations:
  Net investment income
   (loss)                              $     (218,972) $  7,384,137  $    441,461    $     526,077   $     (39,902) $   617,608
  Net realized gain (loss)                   (512,956)    2,919,543             -                -        (323,997)    (177,220)
  Net change in unrealized
     appreciation
     (depreciation)                        (1,003,156)  (11,074,489)        8,175                -         728,710     (764,376)

Increase (decrease)
  in net assets
  from operations                          (1,735,084)     (770,809)      449,636          526,077         364,811     (323,988)

Contract owner transactions:
  Proceeds from units sold                  5,328,853    13,860,546    75,514,113       91,529,796       4,074,236   11,709,384
  Cost of units redeemed                   (8,915,040)  (14,819,201)  (76,732,993)     (80,641,877)     (4,975,535) (10,985,258)

     Increase (decrease)                   (3,586,187)     (958,655)   (1,218,880)      10,887,919        (901,299)     724,126


Net increase (decrease)                    (5,321,271)   (1,729,464)     (769,244)      11,413,996        (536,488)     400,138
Net assets, beginning
  of year                                  39,375,474    41,104,938    22,115,522       10,701,526      13,335,902   12,935,764

Net assets, end of year                $   34,054,203  $ 39,375,474  $ 21,346,278    $  22,115,522   $  12,799,414  $13,335,902


Units sold                                  2,025,218     4,841,239    54,701,899       68,064,697       2,235,826    6,402,395
Units redeemed                             (3,373,761)   (5,162,554)  (55,590,610)     (59,971,356)     (2,738,262)  (6,013,349)


Net increase (decrease)                    (1,348,543)     (321,315)     (888,711)       8,093,341        (502,436)     389,046
Units outstanding, beginning
  of year                                  14,055,412    14,376,727    16,194,739        8,101,398       7,392,278    7,003,232

Units outstanding,
  end of year                              12,706,869    14,055,412    15,306,028       16,194,739       6,889,842    7,392,278


    The accompanying notes are an integral part of the financial statements.
                                       9

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                        AUL American Series Fund



                                                   Managed          Tactical Asset Allocation   Conservative Investor
                                          Six months         Year       Six months        Year          Six months      Year
                                        ended 6/30/00       ended     ended 6/30/00       ended       ended 6/30/00     ended
                                         (unaudited)      12/31/99     (unaudited)      12/31/99       (unaudited)    12/31/99


Increase in net assets from operations:
  Net investment income
   (loss)                              $     (154,158) $  3,503,164  $        908    $      805      $     (1,291)  $    12,986
  Net realized gain (loss)                    (16,529)    1,221,117          (308)         (174)           (1,483)        1,541
  Net change in unrealized
     appreciation
     (depreciation)                          (100,548)   (5,248,816)       (1,137)       (2,661)            2,195       (6,257)

Increase (decrease)
  in net assets
  from operations                            (271,235)     (524,535)         (537)       (2,030)             (579)       8,270

Contract owner transactions:
  Proceeds from units sold                  4,230,877     4,931,465        11,542         5,809            25,894      203,624
  Cost of units redeemed                   (6,300,842)   (6,363,265)       (2,730)       (2,262)          (33,708)     (93,964)

     Increase (decrease)                   (2,069,965)   (1,431,800)        8,812         3,547            (7,814)     109,660


Net increase (decrease)                    (2,341,200)   (1,956,335)        8,275         1,517            (8,393)     117,930
Net assets, beginning
  of year                                  26,300,245    28,256,580        43,615        42,098           219,187      101,257

Net assets, end of year                $   23,959,045  $ 26,300,245  $     51,890    $   43,615      $    210,794   $  219,187


Units sold                                  1,906,810     2,095,316        10,166         4,958            24,048      191,968
Units redeemed                             (2,829,017)   (2,698,185)       (2,341)       (2,013)          (32,069)     (88,194)


Net increase (decrease)                      (922,207)     (602,869)        7,826         2,945            (8,021)     103,774
Units outstanding, beginning
  of year                                  11,417,366    12,020,235        38,741        35,796           200,412       96,638

Units outstanding,
  end of year                              10,495,159    11,417,366        46,567        38,741           192,391      200,412




    The accompanying notes are an integral part of the financial statements.
                                       10

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                AUL American Series Fund                       Fidelity

                                        Moderate Investor        Aggressive Investor           High Income


                                          Six months       Year         Six months         Year        Six months      Year
                                       ended 6/30/00       ended      ended 6/30/00       ended      ended 6/30/00    ended
                                        (unaudited)      12/31/99     (unaudited)        12/31/99    (unaudited)     12/31/99


Increase in net assets from operations:
  Net investment income
   (Loss)                              $     (2,079)   $     16,088  $     (1,232)   $     9,768     $   1,173,651  $ 1,475,411
  Net realized gain (loss)                      306           2,860          (756)        10,855          (298,036)    (488,300)
  Net change in unrealized
      appreciation
      (depreciation)                           (862)            530         1,136         (4,178)       (1,939,438)     230,867

Increase (decrease)
  in net assets
  from operations                            (2,635)         19,478          (852)        16,445        (1,063,823)   1,217,978

Contract owner transactions:
  Proceeds from units sold                   71,190         167,021       174,845        310,618         4,532,516    6,876,495
  Cost of units redeemed                    (23,291)        (60,785)     (134,509)      (281,917)       (3,946,453)  (6,403,576)

     Increase (decrease)                     47,899         106,236        40,336         28,701           586,063      472,919


Net increase (decrease)                      45,264         125,714        39,484         45,146          (477,760)   1,690,897
Net assets, beginning
  of year                                   317,381         191,667       189,274        144,128        19,461,565   17,770,667

Net assets, end of year                $    362,645    $    317,381  $    228,758    $   189,274     $  18,983,805  $19,461,564


Units sold                                   65,924         158,143       158,688        290,526         2,768,312    4,129,509
Units redeemed                              (21,778)        (56,915)     (120,647)      (264,016)       (2,406,945)  (3,845,050)


Net increase (decrease)                      44,146         101,228        38,041         26,510           361,367      284,459
Units outstanding, beginning
  of year                                   285,562         184,334       165,446        138,936        11,472,703   11,188,244

Units outstanding,
  end of year                               329,708         285,562       203,487        165,446        11,834,070   11,472,703


    The accompanying notes are an integral part of the financial statements.
                                       11

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                Fidelity



                                      Growth                   Overseas                Asset Manager


                                          Six months        Year       Six months          Year        Six months      Year
                                        ended 6/30/00      ended      ended 6/30/00        ended      ended 6/30/00    ended
                                         (unaudited)     12/31/99     (unaudited)        12/31/99      (unaudited)   12/31/99


Increase in net assets from operations:
  Net investment income
   (loss)                              $  15,988,256   $  9,385,728  $  2,297,756    $    460,422    $  8,505,866   $ 4,264,898
  Net realized gain (loss)                 4,144,542      6,752,711     1,805,155       1,628,957         262,821     1,222,593
  Net change in unrealized
     appreciation
     (depreciation)                      (12,687,032)    21,208,589    (5,398,466)      4,797,707      (9,855,445)    1,767,972

Increase (decrease)
  in net assets
  from operations                          7,445,766     37,347,028    (1,295,555)      6,887,086      (1,086,758)    7,255,463

Contract owner transactions:
  Proceeds from units sold                59,259,998     55,481,730    18,850,469      28,987,886      19,221,197    22,121,056
  Cost of units redeemed                 (39,883,065)   (35,018,964)  (16,901,857)    (28,474,403)    (13,319,634)  (13,698,460)

     Increase (decrease)                  19,376,933     20,462,766     1,948,612         513,483       5,901,563     8,422,596


Net increase (decrease)                   26,822,699     57,809,794       653,057       7,400,569       4,814,805    15,678,059
Net assets, beginning
  of year                                150,759,409     92,949,615    24,556,544      17,155,975      84,435,100    68,757,041

Net assets, end of year                $ 177,582,108   $150,759,409  $ 25,209,601    $ 24,556,544    $ 89,249,905   $84,435,100


Units sold                                15,101,770     17,264,043     8,293,495      15,443,839       9,617,736    11,604,398
Units redeemed                           (10,153,190)   (10,926,294)   (7,388,255)    (15,270,934)     (6,670,026)   (7,163,907)


Net increase (decrease)                    4,948,580      6,337,749       905,240         172,905       2,947,710     4,440,491
Units outstanding, beginning
  of year                                 38,773,669     32,435,920    10,272,576      10,099,671      41,549,517    37,109,026

Units outstanding,
  end of year                             43,722,249     38,773,669    11,177,816      10,272,576      44,497,227    41,549,517



    The accompanying notes are an integral part of the financial statements.
                                       12

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                Fidelity



                                                   Index 500               Equity-Income                      Contrafund


                                          Six months        Year        Six months           Year      Six months      Year
                                        ended 6/30/00      ended      ended 6/30/00         ended     ended 6/30/00    ended
                                         (unaudited)     12/31/99      (unaudited)        12/31/99     (unaudited)   12/31/99


Increase in net assets from operations:
  Net investment income
   (loss)                              $   1,166,799   $    135,592  $  1,579,301    $    631,977    $  6,426,182   $   833,565
  Net realized gain (loss)                 1,573,412      4,725,317       244,412         683,568         226,122     1,324,679
  Net change in unrealized
     appreciation
     (depreciation)                       (4,158,243)    15,439,605    (2,602,073)       (448,453)     (7,625,094)    6,740,895

Increase (decrease)
  in net assets
  from operations                         (1,418,032)    20,300,514      (778,360)        867,092        (972,790)    8,899,139

Contract owner transactions:
  Proceeds from units sold                42,363,870     62,207,216     3,951,045       7,343,259      10,066,917    17,781,195
  Cost of units redeemed                 (27,710,377)   (31,484,676)   (4,544,428)     (4,657,852)     (4,496,327)   (6,128,638)

     Increase (decrease)                  14,653,493     30,722,540      (593,383)      2,685,407       5,570,590    11,652,557


Net increase (decrease)                   13,235,461     51,023,054    (1,371,743)      3,552,499       4,597,800    20,551,696
Net assets, beginning
  of year                                139,642,849     88,619,796    21,933,832      18,381,333      51,953,444    31,401,748

Net assets, end of year                $ 152,878,310   $139,642,850  $ 20,562,089    $ 21,933,832    $ 56,551,244   $51,953,444


Units sold                                12,672,702     19,979,586     2,023,554       3,622,841       3,493,199     6,946,162
Units redeemed                            (8,295,261)   (10,052,745)   (2,358,361)     (2,311,530)     (1,544,955)   (2,361,599)


Net increase (decrease)                    4,377,441      9,926,841      (334,807)      1,311,311       1,948,244     4,584,563
Units outstanding, beginning
  of year                                 40,519,791     30,592,950    10,849,011       9,537,700      17,745,266    13,160,702

Units outstanding,
  end of year                             44,897,232     40,519,791    10,514,204      10,849,011      19,693,510    17,745,265


    The accompanying notes are an integral part of the financial statements.
                                       13

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                               American Century                             Alger

                                                                                                                    American
                                                                                                      American      Leveraged
                                         VP Capital Appreciation                     American Growth  Balanced      AllCap

                                                                                                     For the period For the period
                                         Six months         Year         Six months      Year          from 5/01/00 from 5/01/00
                                         ended 6/30/00     ended       ended 6/30/00    ended        (commencement) (commencement)
                                         (unaudited)     12/31/99      (unaudited)     12/31/99        to 6/30/00    to 6/30/00


Increase in net assets from operations:
  Net investment income
   (loss)                              $    149,638    $    (32,801) $ 11,755,570    $  4,378,195    $         -    $        -
  Net realized gain (loss)                  240,794          16,020     1,379,829       4,990,390              -             -
  Net change in unrealized
     appreciation
     (depreciation)                         512,259       1,570,713   (10,606,557)      8,453,020             96        10,005

Increase (decrease)
  in net assets
  from operations                           902,691       1,553,932     2,528,842      17,821,605             96        10,005

Contract owner transactions:
  Proceeds from units sold                5,613,179       1,578,349    29,872,447      60,560,768          8,482             -
  Cost of units redeemed                 (2,078,164)       (814,432)  (16,963,592)    (36,135,832)             -             -

     Increase (decrease)                  3,535,015         763,917    12,908,855      24,424,936          8,482             -


Net increase (decrease)                   4,437,706       2,317,849    15,437,697      42,246,541          8,578        10,005
Net assets, beginning
  of year                                 4,475,088       2,157,239    83,921,832      41,675,291              -             -

Net assets, end of year                $  8,912,794    $  4,475,088  $ 99,359,529    $ 83,921,832    $     8,578    $   10,005


Units sold                                2,755,675       1,169,272     8,701,781      21,177,833          8,884        11,845
Units redeemed                           (1,034,282)       (639,509)    4,949,909)    (12,633,768)             -             -


Net increase (decrease)                   1,721,393         529,763     3,751,872       8,544,065          8,884        11,845
Units outstanding, beginning
  of year                                 2,434,925       1,905,162    24,826,105      16,282,040              -             -

Units outstanding,
  end of year                             4,156,318       2,434,925    28,577,977      24,826,105          8,884        11,845


    The accompanying notes are an integral part of the financial statements.
                                       14

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                    Calvert                    T. Rowe Price                      PBHG

                                           Social Mid Cap Growth                Equity Income                  Growth II


                                         Six months         Year       Six months          Year         Six months      Year
                                         ended 6/30/00      ended     ended 6/30/00        ended      ended 6/30/00    ended
                                          (unaudited)     12/31/99     (unaudited)       12/31/99       (unaudited)   12/31/99


Increase in net assets from operations:
  Net investment income
   (loss)                              $    (37,673)   $  386,984    $    805,000    $  2,149,603    $  (38,577)    $   (13,747)
  Net realized gain (loss)                    26,271       22,288          14,392       1,123,495       802,152         323,168
  Net change in unrealized
     appreciation
     (depreciation)                          641,579      (78,511)     (2,453,618)     (2,559,217)     (387,888)        722,768

Increase (decrease)
  in net assets
  from operations                            630,177      330,761      (1,634,226)        713,881       375,687       1,032,189

Contract owner transactions:
  Proceeds from units sold                 3,581,509    9,364,553      10,013,785      13,993,815    10,296,140       2,563,649
  Cost of units redeemed                  (2,754,060)  (8,708,522)    (12,847,811)     (8,963,830)   (5,691,995)     (1,217,417)

     Increase (decrease)                     827,449      656,031      (2,834,026)      5,029,985     4,604,145       1,346,232


Net increase (decrease)                    1,457,626      986,792      (4,468,252)      5,743,866     4,979,832       2,378,421
Net assets, beginning
  of year                                  5,784,528    4,797,736      43,723,936      37,980,070     2,848,640         470,219

Net assets, end of year                $   7,242,154   $5,784,528    $ 39,255,684    $ 43,723,936    $7,828,472     $ 2,848,640


Units sold                                 1,536,489    4,531,362       5,039,230       6,721,707     4,050,154       1,555,614
Units redeemed                            (1,197,875)  (4,208,365)     (6,565,582)     (4,355,598)   (2,385,678)       (690,718)


Net increase (decrease)                      338,614      322,997      (1,526,352)      2,366,109     1,664,476         864,896
Units outstanding, beginning
  of year                                  2,606,658    2,283,661      21,447,550      19,081,441     1,277,769         412,873

Units outstanding,
  end of year                              2,945,272    2,606,658      19,921,198      21,447,550     2,942,245       1,277,769



    The accompanying notes are an integral part of the financial statements.
                                       15

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                     PBHG                                         Janus
                                       Technology & Communications          Worldwide Growth               Flexible Income


                                          Six months        Year       Six months        Year          Six months      Year
                                        ended 6/30/00       ended     ended 6/30/00      ended       ended 6/30/00    ended
                                         (unaudited)      12/31/99     (unaudited)     12/31/99       (unaudited)   12/31/99


Increase in net assets from operations:
  Net investment income
   (loss)                              $    (42,126)   $    (15,058) $    554,939    $   (222,860)   $    113,302   $  271,201
  Net realized gain (loss)                2,159,055         247,298    10,242,595       4,220,640         (34,236)     (25,051)
  Net change in unrealized
     appreciation
     (depreciation)                      (1,731,297)      1,959,262   (10,806,703)      9,256,574         (44,750)    (218,303)

Increase (decrease)
  in net assets
  from operations                           385,632       2,191,502        (9,169)     13,254,354          34,316       27,847

Contract owner transactions:
  Proceeds from units sold                9,120,388       2,438,309    67,914,142      34,939,204       1,175,008    3,714,331
  Cost of units redeemed                 (5,279,870)       (676,330)  (46,420,061)    (19,222,537)     (1,004,384)  (1,103,472)

     Increase (decrease)                  3,840,518       1,761,979    21,494,081      15,716,667         170,624    2,610,859


Net increase (decrease)                   4,226,150       3,953,481    21,484,912      28,971,021         204,940    2,638,706
Net assets, beginning
  of year                                 4,242,038         288,557    41,104,146      12,133,125       5,219,277    2,580,571

Net assets, end of year                $  8,468,188    $  4,242,038  $ 62,589,058    $ 41,104,146    $  5,424,217   $5,219,277


Units sold                                1,768,433         980,325    27,569,632      19,640,460       1,000,204    3,189,154
Units redeemed                           (1,084,301)       (241,289)  (18,831,445)    (10,563,525)       (855,079)    (950,728)


Net increase (decrease)                     684,132         739,036     8,738,187       9,076,935         145,125    2,238,426
Units outstanding, beginning
  of year                                   953,083         214,047    17,434,846       8,357,911       4,442,496    2,204,070

Units outstanding,
  end of year                             1,637,215         953,083    26,173,033      17,434,846       4,587,621    4,442,496


    The accompanying notes are an integral part of the financial statements.
                                       16

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                   SAFECO

                                        Equity                    Growth

                                          Six months       Year         Six months       Year
                                        ended 6/30/00      ended      ended 6/30/00     ended
                                         (unaudited)      12/31/99     (unaudited)     12/31/99


Increase in net assets from operations:
  Net investment income
   (loss)                              $    (34,754)   $  243,764    $    (77,134)   $  (119,432)
  Net realized gain (loss)                   10,941        56,086        (124,143)      (815,894)
  Net change in unrealized
     appreciation
     (depreciation)                        (166,605)      (18,645)        291,889      1,583,201

Increase (decrease)
  in net assets
  from operations                          (190,418)      281,205          90,612        647,875

Contract owner transactions:
  Proceeds from units sold                1,544,872     2,911,189       8,810,814      4,676,377
  Cost of units redeemed                   (811,817)     (619,691)     (7,624,456)    (3,109,005)

     Increase (decrease)                    733,055     2,291,498       1,186,358      1,567,372


Net increase (decrease)                     542,637     2,572,703       1,276,970      2,215,247
Net assets. beginning
  of year                                 5,485,995     2,913,292      11,659,870      9,444,623

Net assets, end of year                $  6,028,632    $5,485,995    $ 12,936,840    $11,659,870


Units sold                                1,048,414     1,923,486       5,771,949      3,563,271
Units redeemed                             (555,132)     (408,349)     (4,981,018)    (2,359,033)


Net Increase (decrease)                     493,282     1,515,137         790,931      1,204,238
Units outstanding, beginning
  of year                                 3,549,888     2,034,751       7,892,665      6,688,427

Units outstanding,
  end of year                             4,043,170     3,549,888       8,683,596      7,892,665



    The accompanying notes are an integral part of the financial statements.

(This Page is intentionally blank.)

                          NOTES TO FINANCIAL STATEMENTS
   1.    Summary of Significant Accounting Policies
   The AUL American Unit Trust (Variable Account) was established by American United Life Insurance Company(R) (AUL) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (AUL American Series Fund), Fidelity Variable Insurance Products Fund (Equity Income, Growth, High Income, Overseas) and Fidelity Variable Insurance Products Fund II(Asset Manager, Contrafund, Index 500) (Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Calvert Variable Series (Calvert), T. Rowe Price Equity Series, Inc. (T. Rowe Price), PBHG Insurance Series Fund, Inc. (PBHG), Janus Aspen Series (Janus), and Safeco Resource Series Trust (Safeco).

   Security Valuation, Transactions and Related Investment Income
   The market value of investments is based on the closing bid prices at June 30, 2000. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

   Mortality and Expense Risks Charges
   AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the period ending December 31, 1999 and June 30, 2000 were $8,066,546 and $5,203,531, respectively.

   Taxes
   Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

   Estimates
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Account Charges
   AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities. On some contracts, AUL deducts an annual administrative charge from each participant's account which may not exceed the lesser of 0.5% of the participant's account value or $7.50 per quarter. The charge is assessed every quarter on a participant account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administration charges are waived if the account balance exceeds a certain amount. For other contracts, the administrative charge may be only $3.00 per quarter. The charges incurred during the six months ended June 30, 2000 and the period ending December 31, 1999, were $185,058 and $267,806, respectively.

   On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant's account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of original contract purchase. The amount of the withdrawal charge depends upon the number of account years the participant's account has been in existence, as follows:




                     Account Year                           Withdrawal Charge


                         1 - 5                                     8%

                        6 - 10                                     4%

                      11 or more                                   0%
The aggregrate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. On other contracts AUL may assess withdrawal charges ranging from 7% to 1%, depending on the account year. The charges incurred during the six months ended June 30, 2000 and the year ended December 31, 1999, were $646,478 and $492,409, respectively.

3.  Accumulation  Unit Value

The change in the Accumulation Unit Value per unit for the six months ended June 30, 2000, or from Commencement of operations, May 1, 2000 through June 30, 2000 is:

                                          6/30/00         12/31/99      Change


   AUL American Series Fund:
      Equity                           $  2.680084     $   2.801463       -4.3%
      Money Market                        1.395129         1.365432        2.2%
      Bond                                1.857790         1.804008        3.0%
      Managed                             2.282846         2.303541       -0.9%
      Tactical                            1.113925         1.125687       -1.0%
      Conservative Investor               1.095786         1.093664        0.2%
      Moderate Investor                   1.099922         1.111433       -1.0%
      Aggressive Investor                 1.124336         1.144073       -1.7%
   Fidelity:
      High Income                         1.604140         1.696336       -5.4%
      Growth                              4.061605         3.888193        4.5%
      Overseas                            2.255312         2.390496       -5.7%
      Asset Manager                       2.005716         2.032156       -1.3%
      Index 500                           3.405028         3.446288       -1.2%
      Equity Income                       1.955592         2.021734       -3.3%
      Contrafund                          2.871404         2.927735       -1.9%
   American Century:
      VP Capital Appreciation             2.144209         1.837874       16.7%
   Alger:
      American Growth                     3.476664         3.380386        2.8%
   Calvert:
      Social Mid Cap Growth               2.458776         2.219136       10.8%
   T. Rowe Price:
      Equity Income                       1.970444         2.038645       -3.3%

                                       20

                                           6/30/00        12/31/99        Change

   PBHG:
      Growth II                        $  2.660612     $   2.229388       19.3%
      Technology &
        Communications                    5.172188         4.450861       16.2%
   Janus:
      Worldwide Growth                    2.391357         2.357586        1.4%
      Flexible Income                     1.182360         1.174794        0.6%

   Safeco:
      Equity                              1.491278         1.545400       -3.5%
      Growth                              1.489687         1.477304        0.8%



                                           6/30/00         05/01/00       Change

   Alger:
      American Balanced                $  0.965560     $   1.000000       -3.4%
      American
  Leveraged AllCap                        0.844583         1.000000      -15.5%


   4.    Cost of Investments
   The cost of investments at June 30, 2000, is:

   AUL American Series Fund:
      Equity                           $ 43,013,257
      Money Market                       21,338,103
      Bond                               13,082,796
      Managed                            27,177,946
      Tactical                               57,240
      Conservative Investor                 213,417
      Moderate Investor                     358,138
      Aggressive Investor                   226,083
   Fidelity:
      High Income                      $ 21,816,796
      Growth                            148,525,869
      Overseas                           25,704,278
      Asset Manager                      89,759,184
      Index 500                         128,465,112
      Equity Income                      21,722,397
      Contrafund                         51,044,445
   American Century:
   VP Capital Appreciation                6,931,750
         Alger:
      American Growth                  $ 95,049,736
      American Balanced                       8,482
      American
        Leveraged AllCap                      9,814
   Calvert:
      Social Mid Cap Growth               6,673,911
   T. Rowe Price:
      Equity Income                      42,499,825
   PBHG:
      Growth II                           7,446,591
      Technology &
        Communications                    8,186,037
   Janus:
      Worldwide Growth                   62,626,153
      Flexible Income                     5,703,372
   Safeco:
      Equity                              6,068,734
      Growth                             12,438,851

                                       21

5.    Net Assets
   Net Assets at June 30, 2000, are:
                                                        AUL American Series Fund

                                                                                                     Tactical Asset
                                            Equity      Money Market       Bond          Managed     Allocation

Proceeds from units sold               $  66,143,424   $ 276,438,189 $   45,673,580  $  41,633,546   $      61,255
Cost of units redeemed                   (44,954,576)   (256,806,993)   (34,915,699)   (26,581,017)         (5,940)
Net investment income (loss)              12,515,715       1,706,907      2,563,327      8,334,579           2,523
Net realized gain (loss)                   9,308,694               0       (238,412)     3,790,838            (598)
Unrealized appreciation
   (depreciation)                         (8,959,054)          8,175       (283,382)    (3,218,901)         (5,350)

                                       $  34,054,203   $  21,346,278 $   12,799,414  $  23,959,045   $      51,890

                                           AUL American Series Fund                      Fidelity

                                        Conservative      Moderate      Aggressive
                                          Investor        Investor       Investor      High Income      Growth

Proceeds from units sold               $     328,086   $     423,472 $      644,854  $  39,063,368   $ 212,843,802
Cost of units redeemed                      (127,672)        (84,077)      (440,560)   (22,610,477)   (120,698,982)
Net investment income (loss)                  12,945          15,577          9,339      5,426,891      34,340,354
Net realized gain (loss)                          58           3,166         12,450        (62,986)     22,040,695
Unrealized appreciation
   (depreciation)                             (2,623)          4,507          2,675     (2,832,991)     29,056,239

                                       $     210,794   $     362,645 $      228,758  $  18,983,805   $ 177,582,108

                                                                  Fidelity


                                           Overseas     Asset Manager    Index 500    Equity-Income   Contrafund

Proceeds from units sold               $ 103,668,850   $ 114,705,735 $  212,110,133  $  30,921,835   $  58,433,936
Cost of units redeemed                   (88,655,151)    (53,527,353)  (103,753,907)   (14,340,617)    (19,027,982)
Net investment income (loss)               4,506,709      24,339,363      2,660,303      3,363,398       8,038,416
Net realized gain (loss)                   6,183,870       4,241,439     17,448,583      1,777,781       3,600,075
Unrealized appreciation
   (depreciation)                           (494,677)      (509,279)     24,413,198     (1,160,308)      5,506,799

                                       $  25,209,601   $  89,249,905 $  152,878,310  $  20,562,089   $  56,551,244

                                          American
                                           Century                       Alger                          Calvert

                                          VP Capital     American       American       American       Social Mid Cap
                                         Appreciation     Growth        Balanced     Leveraged AllCap   Growth

Proceeds from units sold               $  12,217,356   $ 147,230,943 $        8,482  $       9,814   $  36,368,437
Cost of units redeemed                    (5,582,899)    (82,712,433)             0              0     (31,140,860)
Net investment income (loss)                 347,891      19,897,284              0              0       1,005,935
Net realized gain (loss)                     (50,598)     10,633,942              0              0         440,399
Unrealized appreciation
   (depreciation)                          1,981,044       4,309,793             96            191         568,243

                                       $   8,912,794   $  99,359,529 $        8,578  $      10,005   $  7,242,154

                                       22

   Net Assets at June 30, 2000, are:

                                        T. Rowe Price              PBHG                           Janus

                                                                       Technology &     Worldwide     Flexible
                                          Equity Income   Growth II   Communications     Growth        Income

Proceeds from units sold               $  64,306,509   $  13,342,680 $   11,913,844  $ 121,068,272   $  7,805,819
Cost of units redeemed                   (30,014,180)     (6,965,497)    (6,072,270)   (72,992,039)    (2,530,398)
Net investment income (loss)               5,231,751         (55,400)       (59,782)       485,457        478,747
Net realized gain (loss)                   2,975,745       1,124,808      2,404,245     14,064,463        (50,796)
Unrealized appreciation
   (depreciation)                         (3,244,141)        381,881        282,151        (37,095)      (279,155)

                                       $  39,255,684   $   7,828,472 $    8,468,188  $  62,589,058   $  5,424,217

                                             SAFECO


                                           Equity        Growth

Proceeds from units sold               $   7,185,505   $  25,630,850
Cost of units redeemed                    (1,544,156)    (13,128,989)
Net investment income (loss)                 349,161         958,870
Net realized gain (loss)                      78,224      (1,021,880)
Unrealized appreciation
   (depreciation)                            (40,102)        497,989

                                       $   6,028,632   $  12,936,840

                                       23

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                                       24

AUL
American United Life Insurance Company
One American Square
P.O. Box 3687
Indianapolis, Indiana 46206-0368
www.aul.com
P-13972B 6/00